Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information
Entity Registrant Name	ILFC Holdings, Inc.
Entity Central Index Key	0001528540
Document Type	S-1
Pre-Effective Amendment Number	5
Document Period End Date	Sep. 30, 2012
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer